Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Taxes [Abstract]
TAXES

NOTE 18 — TAXES

Liabilities arising from its operational activities, not having any overdue or installment debts.

			Change
	09/30/2025	12/31/2024	$	%
Federal tax payable	126,008	96,729	29,279	30%
State tax payable	188,822	142,698	46,124	32%
Municipal tax payable	190	153	37	24%
	315,020	239,580	75,440	31%
	Current	Current	Non- Current	Non- Current	Total	Total
	09/30/2025	12/31/2024	09/30/2025	12/31/2024	09/30/2025	12/31/2024
COFINS	68,108	51,798	—	—	68,108	51,798
Contribuição Sindical	4,918	3,740	—	—	4,918	3,740
CSRF	11,047	8,402	—	—	11,047	8,402
INSS	1,264	961	—	—	1,264	961
IPI	18	13,72	—	—	18	14
IRPJ	11,578	8,805,27	—	—	11,578	8,805
IRRF	7,221	5,484	—	—	7,221	5,484
PIS	16,252	12,360	—	—	16,252	12,360
Tax Fine	6,509	4,949,94	—	—	6,509	4,950
Tax Government Program	—	—	—	—	—	—
ISS	201	153	—	—	201	153
ICMS	187,631	142,698	—	—	187,631	142,698
ICMS ST	282	214	—	—	282	214
	315,020	239,580	—	—	315,020	239,580

NOTE 18 — TAXES

Liabilities arising from its operational activities, not having any overdue or installment debts.

			Change
	12/31/2024	12/31/2023	$	%
Federal tax payable	96,729	80,630	16,099	20%
State tax payable	142,698	83,270	59,428	71%
Municipal tax payable	153	196	(43)	-22%
	239,580	164,096	71,683	46%
	Current	Current	Non- Current	Non- Current	Total	Total
	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/312024	12/31/202
COFINS	51,798	29,710	—	—	51,798	29,710
Contribuição Sindical	3,740	4	—	—	3,740	4
CSRF	8,402	7,494	—	—	8,402	7,494
INSS	961	1,252	—	—	961	1,252
IPI	14	—	—	—	14	—
IRPJ	8,805	—	—	—	8,805	—
IRRF	5,484	19,233	—	—	5,484	19,233
PIS	12,360	9,617	—	—	12,360	9,617
Tax Fine	4,950	—	—	—	4,950	—
Tax Government Program	—	12,655	—	7,355	—	20,010
ISS	153	195	—	—	153	195
ICMS	142,698	59,482	—	16,829	142,698	76,311
ICMS ST	214	270	—	—	214	270
	239,580	139,912	—	24,184	239,580	164,096